FAIR VALUE OF ASSETS AND LIABILITIES - Valuation techniques (Details)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income approach
FAIR VALUE OF ASSETS AND LIABILITIES
Ratio between monthly gross income and real estate value	0.82%	0.61%
Direct capitalization | Capitalisation rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0807	0.0786
Discounted cash flow | Discount rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.1244	0.1162
Discounted cash flow | Terminal rate
FAIR VALUE OF ASSETS AND LIABILITIES
Significant unobservable input, assets	0.0825	0.0806